Other Income and (Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Change in closure and decommissioning estimates	$ (8,388)	$ 0
Royalties income	574	204
Other income	2,309	1,338
Other operating income (expense)	$ (5,505)	$ 1,542